Cover	12 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	CLOVER HEALTH INVESTMENTS, CORP. /DE
Entity Filer Category	Non-accelerated Filer
Entity Central Index Key	0001801170
Entity Incorporation, State or Country Code	DE
Entity Address, State or Province	TN